FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2021	December 31, 2020
Assets:
Cash and marketable securities held in Trust Account	1	$12,690,899	$12,628,170

Liabilities:
Warrant Liability – Private Warrants	3	8,307,375	6,260,000

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and 2019, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020	December 31, 2019
Assets:
Marketable securities held in Trust Account	1	$12,628,170	$195,312,177

Liabilities:
Warrant Liability – Private Warrants	3	6,260,000	7,166,250

SCHEDULE OF BLACK SCHOLES OPTION PRICING MODEL FOR THE PRIVATE WARRANTS

The key inputs into the Black Scholes Option Pricing Model for the Private Warrants were as follows:

Input	March 31, 2021	December 31, 2020
Risk-free interest rate	0.92%	0.36%
Expected Term (years)	5.0	5.0
Probability of Business Combination	30.0%	30.0%
Expected volatility	19.6%	19.7%
Exercise price	$11.50	$11.50
Stock Price	$13.08	$12.43
Annual dividend yield	0.00%	0.00%

The key inputs into the Black Scholes Option Pricing Model for the Private Warrants were as follows:

Input	December 31, 2020	December 31, 2019
Risk-free interest rate	0.36%	1.69%
Expected Term (years)	5.0	5.0
Probability of Business Combination	30.0%	90.0%
Expected volatility	19.7%	13.5%
Exercise price	$11.50	$11.50
Stock Price	$12.43	$10.42
Annual dividend yield	0.00%	0.00%

SUMMARY OF CHANGES IN THE FAIR VALUE OF WARRANT LIABILITIES

The following table presents the changes in the fair value of warrant liabilities:

Fair value as of December 31, 2020	$6,260,000
Change in fair value	2,047,375
Fair value as of March 31, 2021	$8,307,375

The following table presents the changes in the fair value of warrant liabilities:

Private Placement
Fair value as of December 31, 2018	5,733,000
Change in fair value	1,433,250
Fair value as of December 31, 2019	7,166,250
Change in fair value	(906,250)
Fair value as of December 31, 2020	$6,260,000